UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   February 5, 2008

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 80
Form 13F Information Table Value Total: 302457

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adolor                         Common Stock     00724X102     2580   560900 SH       SOLE                   560900
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3195  3164000 SH       SOLE                  3164000
Alaska Communications          Common Stock     01167P101     4979   331965 SH       SOLE                   331965
Allstate                       Common Stock     020002101     4736    90676 SH       SOLE                    90676
AmSurg Corp.                   Common Stock     03232P405     3170   117150 SH       SOLE                   117150
Anadarko Petroleum             Common Stock     032511107     7648   116420 SH       SOLE                   116420
Analog Devices                 Common Stock     032654105     3253   102608 SH       SOLE                   102608
Arkansas Best                  Common Stock     040790107     5354   244050 SH       SOLE                   244050
Arlington Tanker Ltd           Common Stock     G04899103     6790   306816 SH       SOLE                   306816
Aspreva Pharmaceuticals        Common Stock     04538T109     4767   183327 SH       SOLE                   183327
ATMI Inc.                      Common Stock     00207R101     5760   178600 SH       SOLE                   178600
Avocent Corp                   Common Stock     053893103     4483   192300 SH       SOLE                   192300
Barrett Business Svcs          Common Stock     068463108     2945   163501 SH       SOLE                   163501
Benihana CL A                  Common Stock     082047200      938    73600 SH       SOLE                    73600
Bottomline Technologies        Common Stock     101388106      858    61300 SH       SOLE                    61300
Career Education               Common Stock     141665109     2881   114582 SH       SOLE                   114582
Cascade Microtech              Common Stock     147322101      925    90800 SH       SOLE                    90800
CBS Corp 'B'                   Common Stock     124857202     3708   136073 SH       SOLE                   136073
CEC Entertainment              Common Stock     125137109     5173   199250 SH       SOLE                   199250
Celgene                        Common Stock     151020104     4489    97150 SH       SOLE                    97150
Central Garden & Pet CL A      Common Stock     153527106     4179   779750 SH       SOLE                   779750
Charming Shoppes               Common Stock     161133103     4326   799650 SH       SOLE                   799650
Christopher & Banks            Common Stock     171046105     4733   413350 SH       SOLE                   413350
Collegiate Pac 5.75% Conv 12/1 Conv Bond        194589AB3     5016  5278000 SH       SOLE                  5278000
Digi International             Common Stock     253798102     3386   238612 SH       SOLE                   238612
Diodes                         Common Stock     254543101     4927   163850 SH       SOLE                   163850
Eagle Bulk Shipping            Common Stock     Y2187A101     4255   160274 SH       SOLE                   160274
Eaton Vance Ltd Duration       Common Stock     27828H105     5122   343070 SH       SOLE                   343070
Enbridge Energy Partners       Common Stock     29250R106     1101    21775 SH       SOLE                    21775
Enterprise Prd Prtners LP      Common Stock     293792107     1059    33225 SH       SOLE                    33225
Epix Pharmaceuticals           Common Stock     26881Q101      236    59949 SH       SOLE                    59949
Exxon Mobil                    Common Stock     30231G102     1076    11483 SH       SOLE                    11483
Felcor Lodging Pfd             Preferred Stock  31430F200     2324   112725 SH       SOLE                   112725
First Mercury Financial        Common Stock     320841109     4464   182950 SH       SOLE                   182950
Forest Laboratories            Common Stock     345838106     5556   152437 SH       SOLE                   152437
Global Payments                Common Stock     37940X102     5687   122256 SH       SOLE                   122256
GMX Resources                  Common Stock     38011M108      734    22725 SH       SOLE                    22725
Haverty Furniture              Common Stock     419596101     2998   333475 SH       SOLE                   333475
Home Diagnostics               Common Stock     437080104     1262   154500 SH       SOLE                   154500
International Rectifier        Common Stock     460254105     5734   168810 SH       SOLE                   168810
Intevac                        Common Stock     461148108     3030   208400 SH       SOLE                   208400
ISIS Pharmaceuticals           Common Stock     464330109     3175   201575 SH       SOLE                   201575
Lattice Semiconductor          Common Stock     518415104     5522  1699000 SH       SOLE                  1699000
Microchip Technology           Common Stock     595017104     4821   153425 SH       SOLE                   153425
Micron Technology              Common Stock     595112103     2989   412300 SH       SOLE                   412300
Monster Worldwide              Common Stock     611742107     4227   130475 SH       SOLE                   130475
Newport Corp                   Common Stock     651824104     5422   423940 SH       SOLE                   423940
Nighthawk Radiology            Common Stock     65411N105     3973   188750 SH       SOLE                   188750
Omnivision Technologies        Common Stock     682128103     2746   175464 SH       SOLE                   175464
Oplink Communications          Common Stock     68375Q106     5152   335662 SH       SOLE                   335662
Pacer International            Common Stock     69373H106     6375   436666 SH       SOLE                   436666
Paragon Shipping               Common Stock     69913R309     5326   292500 SH       SOLE                   292500
Patriot Capital Funding        Common Stock     70335Y104     3673   364000 SH       SOLE                   364000
Petsmart                       Common Stock     716768106     5194   220725 SH       SOLE                   220725
Pharmerica                     Common Stock     71744F104     2966   213700 SH       SOLE                   213700
Plains All Amern Pipeline LP   Common Stock     726503105     4389    84398 SH       SOLE                    84398
PowerShares Consumer Discr     Common Stock     73935X419      381    16110 SH       SOLE                    16110
PowerShares Healthcare         Common Stock     73935X351      759    25225 SH       SOLE                    25225
Precision Drilling             Common Stock     740215108     2947   194281 SH       SOLE                   194281
Radyne                         Common Stock     750611402      816    88650 SH       SOLE                    88650
Ship Finance Intl              Common Stock     G81075106     6965   251364 SH       SOLE                   251364
Sport Supply Group             Common Stock     194589206      903   113350 SH       SOLE                   113350
Standard Microsystems          Common Stock     853626109     3317    84901 SH       SOLE                    84901
Sterling Bancshares            Common Stock     858907108     4858   435300 SH       SOLE                   435300
Symmetry Medical               Common Stock     871546206     4507   258550 SH       SOLE                   258550
Syneron Medical                Common Stock     M87245102     3112   232725 SH       SOLE                   232725
Synovus Financial              Common Stock     87161C105    13060   542350 SH       SOLE                   542350
Tellabs                        Common Stock     879664100     4563   697704 SH       SOLE                   697704
TEPPCO Partners LP             Common Stock     872384102      946    24693 SH       SOLE                    24693
Tesco Corp                     Common Stock     88157K101      593    20700 SH       SOLE                    20700
Texas Capital Bancshares       Common Stock     88224Q107     4985   273150 SH       SOLE                   273150
Transmontaigne Partners LP     Common Stock     89376V100      331    11650 SH       SOLE                    11650
Travelers                      Common Stock     792860108     4768    88618 SH       SOLE                    88618
Tuesday Morning                Common Stock     899035505     5091  1004075 SH       SOLE                  1004075
Ultra Petroleum                Common Stock     903914109     6886    96302 SH       SOLE                    96302
UnitedHealth                   Common Stock     91324P102     5313    91291 SH       SOLE                    91291
Universal Display              Common Stock     91347P105     1270    61451 SH       SOLE                    61451
Viacom Inc B                   Common Stock     92553P201     4247    96699 SH       SOLE                    96699
Vital Images Inc               Common Stock     92846N104     4098   226800 SH       SOLE                   226800
Wabash Natl 3.25% 8/1/08       Conv Bond        929566AD9     1954  2000000 SH       SOLE                  2000000